Bank Borrowings (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 06, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 03, 2026	Dec. 31, 2024 USD ($)	Sep. 29, 2024 CNY (¥)	Aug. 21, 2024 CNY (¥)	Aug. 19, 2024 CNY (¥)	Aug. 16, 2024 CNY (¥)
Bank Borrowings [Line Items]
Short-term interest rate					3.45%
Additional loan amount						¥ 890
Short-term bank facilities		¥ 15,522		$ 2,127
Repaid the bank borrowing	¥ 6,500
Youpin Shandong [Member]
Bank Borrowings [Line Items]
Short-term bank borrowing							¥ 282
Shanghai Youxu [Member]
Bank Borrowings [Line Items]
Short-term interest rate						3.75%
Short-term bank facilities					¥ 4,000			¥ 10,000
Youxu Zibo [Member]
Bank Borrowings [Line Items]
Repaid the bank borrowing		3,000
Working Capital [Member] | Youpin Shandong [Member]
Bank Borrowings [Line Items]
Short-term interest rate							3.95%
Short-Term Debt [Member] | Shanghai Youxu [Member]
Bank Borrowings [Line Items]
Short-term bank borrowing		¥ 5,000
Forecast [Member] | Qishang Bank [Member]
Bank Borrowings [Line Items]
Annual interest rate			6.87%